Operating expenses - Summary of Analysis of Restructuring Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of restructuring costs [line items]
Property and facilities	£ 96	£ 147	£ 202
Technology and communications	196	192	218
Professional and outsourced services	480	396	322
Total restructuring - operating expenses	157	90	79
Total	159	102	79
Restructuring Costs [member]
Disclosure of restructuring costs [line items]
Product costs	16	12	15
Employee costs	90	56	11
Depreciation and amortisation	14	1	13
Property and facilities	12	(5)	24
Technology and communications	2	1	2
Professional and outsourced services	17	9	12
General and administrative costs	6	16	2
Total restructuring - operating expenses	157	90	79
Share of associate restructuring	2	12
Total	£ 159	£ 102	£ 79